Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosures of stock-based compensation expense and related tax benefit recognized in income

The following table provides the stock-based compensation expense for awards under all plans, as well as the related tax benefit recognized in income, for the years ended December 31, 2015, 2014 and 2013:

In millions	Year ended December 31,	2015	2014	2013
Share Units Plan
Equity settled awards		$39	$2	$-
Cash settled awards		14	117	92
Total Share Units Plan expense		53	119	92
Voluntary Incentive Deferral Plan (VIDP)
Cash settled awards		(3)	33	35
Total Voluntary Incentive Deferral Plan expense (recovery)		(3)	33	35
Stock option awards		11	9	9
Total stock-based compensation expense		$61	$161	$136
Tax benefit recognized in income		$14	$43	$35

Assumptions used in valuation of stock-based compensation awards, other than stock options

The following table provides the assumptions and fair values related to the PSU-ROIC awards:

	Equity settled			Cash settled
	PSUs-ROIC (1)			PSUs-ROIC (2)
Year of grant	2015	2014	2013	2015	2014	2013
Assumptions
Stock price ($) (3)	84.55	76.29	76.29	N/A	77.35	77.35
Expected stock price volatility (4)	15%	15%	17%	N/A	23%	N/A
Expected term (years) (5)	3.0	2.0	1.0	N/A	1.0	N/A
Risk-free interest rate (6)	0.45%	1.02%	0.98%	N/A	0.49%	N/A
Dividend rate ($) (7)	1.25	1.00	1.00	N/A	1.25	N/A
Weighted-average grant date fair value ($)	50.87	66.84	75.15	N/A	N/A	N/A
Fair value per unit ($)	N/A	N/A	N/A	N/A	66.45	77.35
			.
(1)	Assumptions used to determine fair value of the equity settled PSU-ROIC awards are on the grant date.
(2)	Assumptions used to determine fair value of the cash settled PSU-ROIC awards are as at December 31, 2015.
(3)	For equity settled awards, the stock price represents the closing share price on the grant date. The stock price on the grant date for 2014 and 2013 is the stock price at the modification date of December 9, 2014.
(4)	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(5)	Represents the period of time that awards are expected to be outstanding.
(6)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(7)	Based on the annualized dividend rate.

Activity of stock option awards

The following table provides the activity of stock option awards during 2015, and for options outstanding and exercisable at December 31, 2015, the weighted-average exercise price:

	Options outstanding		Nonvested options
	Number	Weighted-average	Number	Weighted-average
	of options	exercise price	of options	grant date fair value
	In millions		In millions
Outstanding at December 31, 2014 (1)	7.5	$37.37	2.5	$9.25
Granted (2)	0.9	$84.47	0.9	$13.21
Exercised (3)	(2.5)	$29.30	N/A	N/A
Vested (4)	N/A	N/A	(1.1)	$8.72
Outstanding at December 31, 2015 (1)	5.9	$53.43	2.3	$10.94
Exercisable at December 31, 2015 (1)	3.6	$41.74	N/A	N/A

(1)		Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.
(2)		The grant date fair value of options awarded in 2015 of $11 million is calculated using the Black-Scholes option-pricing model. As at December 31, 2015, total unrecognized compensation cost related to nonvested options outstanding was $7 million and is expected to be recognized over a weighted-average period of 2.3 years.
(3)		The total intrinsic value of options exercised in 2015 was $127 million ($50 million in 2014 and $45 million in 2013). The cash received upon exercise of options in 2015 was $74 million ($25 million in 2014 and $28 million in 2013) and the related excess tax benefit realized was $5 million ($5 million in 2014 and $3 million in 2013).
(4)		The fair value of options vested in 2015 was $9 million ($9 million in 2014 and $11 million in 2013).

Number of stock options outstanding and exercisable by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration

The following table provides the number of stock options outstanding and exercisable as at December 31, 2015 by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the value that would have been received by option holders had they exercised their options on December 31, 2015 at the Company’s closing stock price of $77.35.

				Options outstanding				Options exercisable
				Number of options	Weighted-average years to expiration	Weighted-average exercise price	Aggregate intrinsic value	Number of options	Weighted-average exercise price	Aggregate intrinsic value
Range of exercise prices				In millions			In millions	In millions		In millions
	$20.95	-	$31.09	0.9	2.8	$24.54	$48	0.9	$24.54	$48
	$31.10	-	$47.85	1.4	5.0	$38.13	56	1.2	$36.75	47
	$47.86	-	$58.71	1.5	6.2	$52.48	37	1.1	$50.81	28
	$58.72	-	$80.87	1.2	7.6	$69.46	10	0.4	$68.09	4
	$80.88	-	$95.62	0.9	9.1	$89.63	-	-	$95.62	-
Balance at December 31, 2015 (1)				5.9	6.1	$53.43	$151	3.6	$41.74	$127

(1)	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. As at December 31, 2015, the vast majority of stock options outstanding were in-the-money. The weighted-average years to expiration of exercisable stock options was 4.8 years.

Assumptions used in valuation of stock option awards

The following table provides the assumptions used in the valuation of stock option awards:

Year of grant	2015	2014	2013
Assumptions
Grant price ($)	84.47	58.74	47.47
Expected stock price volatility (1)	20%	23%	23%
Expected term (years) (2)	5.5	5.4	5.4
Risk-free interest rate (3)	0.78%	1.51%	1.41%
Dividend rate ($) (4)	1.25	1.00	0.86
Weighted-average grant date fair value ($)	13.21	11.09	8.52
			.
(1)	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(2)	Represents the period of time that awards are expected to be outstanding. The Company uses historical data to predict option exercise behavior.
(3)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(4)	Based on the annualized dividend rate.

Disclosures regarding the employee share investment plan

The following table provides the number of participants holding shares, the total number of ESIP shares purchased on behalf of employees, including the Company’s contributions, as well as the resulting expense recorded for the years ended December 31, 2015, 2014 and 2013:

Year ended December 31,	2015	2014	2013
Number of participants holding shares	19,728	18,488	18,488
Total number of ESIP shares purchased on behalf of employees (millions)	2.0	2.1	2.3
Expense for Company contribution (millions)	$38	$34	$30

Share Units Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation awards activity, other than stock options

The following table provides a summary of the activity related to PSU awards:

	Equity settled				Cash settled
	PSUs-ROIC (1)		PSUs-TSR (2)		PSUs-ROIC (3)
	Units	Weighted-averagegrant date fair value	Units	Weighted-averagegrant date fair value	Units
	In millions		In millions		In millions
Outstanding at December 31, 2014	0.9	$71.05	-	N/A	1.6
Granted	0.4	$50.87	0.1	$114.86	-
Settled	-	N/A	-	N/A	(0.9)
Outstanding at December 31, 2015	1.3	$64.36	0.1	$114.86	0.7

Nonvested at December 31, 2014	0.9	$71.05	-	N/A	0.7
Granted	0.4	$50.87	0.1	$114.86	-
Vested during the year (4)	(0.5)	$75.15	-	N/A	(0.3)
Nonvested at December 31, 2015	0.8	$58.83	0.1	$114.86	0.4

(1)		The grant date fair value of equity settled PSUs-ROIC granted in 2015 of $22 million is calculated using a lattice-based valuation model. As at December 31, 2015, total unrecognized compensation cost related to nonvested equity settled PSUs-ROIC outstanding was $20 million and is expected to be recognized over a weighted-average period of 1.6 years.
(2)		The grant date fair value of equity settled PSUs-TSR granted in 2015 of $16 million is calculated using a Monte Carlo simulation model. As at December 31, 2015, the total unrecognized compensation cost related to non-vested equity settled PSUs-TSR outstanding was $7 million and is expected to be recognized over a weighted-average period of 1.8 years.
(3)		The fair value at December 31, 2015 of cash settled PSUs-ROIC is calculated using a lattice-based valuation model. As at December 31, 2015, total unrecognized compensation cost related to nonvested cash settled PSUs-ROIC outstanding was $8 million and is expected to be recognized over a weighted-average period of 1.0 years.
(4)		The awards that were vested during the year are expected to be settled in the first quarter of 2016.

Voluntary Incentive Deferral Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation awards activity, other than stock options

The following table provides a summary of the activity related to DSU awards:

	Equity settled		Cash settled
	DSUs (1)		DSUs (2)
	Units	Weighted-average grant date fair value	Units

	In millions		In millions
Outstanding at December 31, 2014(3)	1.7	$76.29	0.5
Granted	-	$81.18	-
Vested	0.1	$77.23	-
Settled	-	$76.38	(0.1)
Outstanding at December 31, 2015 (4)	1.8	$76.44	0.4

(1)		The grant date fair value of equity settled DSUs granted in 2015 of $2 million is calculated using the stock price at the grant date. As at December 31, 2015, the aggregate intrinsic value of equity settled DSUs outstanding amounted to $132 million.
(2)		The fair value at December 31, 2015 of cash settled DSUs is based on the intrinsic value. As at December 31, 2015 the DSU liability was $36 million ($40 million as at December 31, 2014). The closing stock price used to determine the liability was $77.35.
(3)		The weighted-average grant date fair value was $76.29 per unit for equity settled DSUs modified in 2014.
(4)		The number of units outstanding that were nonvested, unrecognized compensation cost related to cash settled DSUs and the remaining recognition period for cash and equity settled DSUs have not been quantified as they relate to a minimal number of units.